Valuation results and net trading income - Summary of valuation results and net trading income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation results and net trading income [Abstract]
Securities trading results	€ (356)	€ 787	€ (500)
Derivatives trading results	11	(554)	701
Other trading results	71	84	72
Change in fair value of derivatives relating to
– fair value hedges	(5,928)	(1,317)	538
– cash flow hedges (ineffective portion)	20	1	(5)
– other non-trading derivatives	12,358	1,179	(90)
Change in fair value of assets and liabilities (hedged items)	5,563	1,330	(541)
Valuation results on assets and liabilities designated at FVPL (excluding trading)	439	(13)	(123)
Foreign exchange transactions results	38	567	422
Valuation results and net trading income	€ 12,214	€ 2,065	€ 474